Angel Oak Funds Trust
c/o U.S. Bank Global Fund Service
615 East Michigan Street
Milwaukee, WI 53202

December 29, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Information Statement/Prospectus that provides information regarding the reorganization of the Angel Oak High Yield Opportunities Fund, a series of the Trust, into the Angel Oak High Yield ETF, a separate series of the Trust, and the reorganization of the Angel Oak Total Return Bond Fund, a series of the Trust, into the Angel Oak Mortgage-Backed Securities ETF, a separate series of the Trust. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards
For U.S. Bank Global Fund Services
as Administrator for the Trust

Enclosures